Advances for Vessels and Drillships under Construction and Acquisitions	12 Months Ended
Dec. 31, 2011
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Vessels and Rigs under Construction and Acquisitions Disclosure

6. Advances for Vessels and Drillships under Construction and Acquisitions:

The amounts shown in the accompanying consolidated balance sheets include milestone payments relating to the shipbuilding contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2.

As of December 31, 2010 and 2011, the advances for vessels and drillships under construction and acquisitions are set forth below:

As of December 31, 2010 and 2011, the advances for vessels and rigs under construction and acquisitions are set forth below:

	December 31,	December 31,
	2010	2011
Balance at beginning of year	$1,182,600	$2,072,699
Advances for vessels/drillships under construction and related costs	894,416	2,632,660
Vessels/drillships delivered	(4,317)	(3,677,470)
Balance at end of year	$2,072,699	$1,027,889

During 2009, the Company entered into agreements with various unrelated parties to cancel certain memoranda of agreement the Company entered into prior to January 1, 2009 for the acquisition of seven Drybulk vessels. The total consideration of $208,158, including capitalized expenses, included in “Contract termination fees and forfeiture of vessel deposits” in the accompanying consolidated statement of operations consists mainly of the forfeiture of $93,158 in deposits (including capitalized expenses) for the acquisition of the vessels already made by the Company, $65,000 in cash consideration and two additional tranches of $25,000 each payable in cash or the equivalent amount in the form of common shares. On March 19, 2009, the Company issued a total of 11,990,405 common shares to the nominees of the seller to settle the two additional tranches.

On February 17, 2010 the Company placed an order for two 76,000 dwt Panamax dry bulk vessels, namely hull number H1637A and H1638A, with an established Chinese shipyard, for a price of $33,050 each. The vessel Woolloomooloo (ex. H1637A) and Raraka (ex. H1638A) were delivered on February 6, 2012 and March 2, 2012, respectively. On November 22, 2010, the Company placed an order for twelve tanker vessels (six Aframax and six Suezmax), with an established Korean shipyard, for a total consideration of $771,000. On January 18, March 23, April 29, October 7, 2011 and January 3, 2012 the Company took delivery of its newbuilding tankers Saga, Vilamoura, Daytona Belmar and Calida, respectively. The rest of the tankers are expected to be delivered during 2012 and 2013.

On January 3, March 30, July 28 and September 30, 2011 the Company's majority owned subsidiary, Ocean Rig UDW, took delivery of its newbuilding drillships Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon and Ocean Rig Mykonos, respectively.

On April 12, 2011, the Company concluded an order with an established Chinese shipyard for two 176,000 dwt drybulk vessels, namely hull number H1241 and H1242, for an aggregated price of $54,164 per vessel. The vessels are expected to be delivered in the third and the fourth quarters of 2012, respectively.

On April 18, 2011, April, 27, 2011 and June 23, 2011, pursuant to the drillship master agreement (Note 10), the Company's majority owned subsidiary, Ocean Rig UDW exercised three of its six newbuilding drillship options under its contract with Samsung and entered into shipbuilding contracts for three seventh generation ultra-deepwater drillships, namely NB#1, NB#2 and NB#3, for a total contractual cost of approximately $608,000,per drillship. To date the Company paid $726,681 to the shipyard in connection with the exercise of these options. Delivery of these hulls is scheduled for July 2013, September 2013 and November 2013, respectively.

Included in advances for vessels under construction is $31,822, which represents the fair value at the acquisition date of OceanFreight's vessels under construction (Note 8).

On December 16, 2011, the Company placed an order for four 75,900 dwt Panamax ice class bulk vessels, namely hull number H1259, H1260, H1261 and H1262, with an established Chinese shipyard, for a price of $34,000 each. The first three vessels are expected to be delivered in the third quarter of 2014 and the last one in the fourth quarter of 2014.